PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment - Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	$ 334,903
Depreciation	(65,711)	$ (63,955)	$ (57,815)
Property, plant and equipment at end of year	320,863	334,903
Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	338,044
Property, plant and equipment at end of year	324,279	338,044
PP&E | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(149,313)	(104,798)
Depreciation	(65,711)	(63,955)
Currency translation adjustments	3,850	(1,512)
Decrease and reclassifications	15,114	20,952
Property, plant and equipment at end of year	(196,060)	(149,313)	(104,798)
PP&E | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	338,044
Property, plant and equipment at end of year	324,279	338,044
Real estate | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(6,629)	(4,670)
Depreciation	(2,169)	(2,007)
Currency translation adjustments	156	(1)
Decrease and reclassifications	116	49
Property, plant and equipment at end of year	(8,526)	(6,629)	(4,670)
Real estate | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	42,362
Property, plant and equipment at end of year	41,897	42,362
Switching equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(6,159)	(3,589)
Depreciation	(2,450)	(2,227)
Currency translation adjustments	743	(362)
Decrease and reclassifications	7	19
Property, plant and equipment at end of year	(7,859)	(6,159)	(3,589)
Switching equipment | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	5,625
Property, plant and equipment at end of year	4,383	5,625
Fixed network and transportation | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(71,273)	(52,453)
Depreciation	(29,408)	(28,566)
Currency translation adjustments	494	23
Decrease and reclassifications	5,864	9,723
Property, plant and equipment at end of year	(94,323)	(71,273)	(52,453)
Fixed network and transportation | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	122,512
Property, plant and equipment at end of year	118,128	122,512
Mobile network access | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(14,061)	(6,834)
Depreciation	(5,787)	(7,026)
Currency translation adjustments	643	(238)
Decrease and reclassifications	40	37
Property, plant and equipment at end of year	(19,165)	(14,061)	(6,834)
Mobile network access | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	28,252
Property, plant and equipment at end of year	24,468	28,252
Tower and pole | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(3,558)	(1,995)
Depreciation	(1,061)	(1,499)
Currency translation adjustments	156	(72)
Decrease and reclassifications	31	8
Property, plant and equipment at end of year	(4,432)	(3,558)	(1,995)
Tower and pole | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	8,807
Property, plant and equipment at end of year	8,074	8,807
Power equipment and Installations | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(4,875)	(2,551)
Depreciation	(2,204)	(2,248)
Currency translation adjustments	170	(76)
Property, plant and equipment at end of year	(6,909)	(4,875)	(2,551)
Power equipment and Installations | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	10,414
Property, plant and equipment at end of year	9,537	10,414
Computer equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(25,126)	(16,263)
Depreciation	(9,805)	(8,294)
Currency translation adjustments	1,123	(647)
Decrease and reclassifications	135	78
Property, plant and equipment at end of year	(33,673)	(25,126)	(16,263)
Computer equipment | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	22,327
Property, plant and equipment at end of year	26,293	22,327
Goods lent to customers at no cost | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(5,978)	(4,231)
Depreciation	(11,180)	(10,374)
Currency translation adjustments	283	(158)
Decrease and reclassifications	8,910	8,785
Property, plant and equipment at end of year	(7,965)	(5,978)	(4,231)
Goods lent to customers at no cost | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	15,370
Property, plant and equipment at end of year	21,148	15,370
Vehicles | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(4,013)	(3,144)
Depreciation	(760)	(885)
Currency translation adjustments	19	12
Decrease and reclassifications	9	4
Property, plant and equipment at end of year	(4,745)	(4,013)	(3,144)
Vehicles | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	2,538
Property, plant and equipment at end of year	1,816	2,538
Machinery, diverse equipment and tools | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(6,772)	(8,244)
Depreciation	(605)	(524)
Currency translation adjustments	31	7
Decrease and reclassifications		1,989
Property, plant and equipment at end of year	(7,346)	(6,772)	(8,244)
Machinery, diverse equipment and tools | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	1,584
Property, plant and equipment at end of year	1,990	1,584
Other | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(869)	(824)
Depreciation	(282)	(305)
Currency translation adjustments	32
Decrease and reclassifications	2	260
Property, plant and equipment at end of year	(1,117)	(869)	$ (824)
Other | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	789
Property, plant and equipment at end of year	929	789
Construction in progress | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	48,613
Property, plant and equipment at end of year	38,724	48,613
Materials | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	28,851
Property, plant and equipment at end of year	$ 26,892	$ 28,851